Investments (Details) - Schedule of Net Investment (Loss) Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrealized holding income of long-term investments:
Net investment income (loss)	$ 228,104	$ 88,846	$ 330,552	$ (19,363)	$ 103,375
Trading securities [Member]
Gain (loss) from sales of short-term investments:
Gain (loss) from sales of short-term investments			31,097	(30,848)	3,945
Unrealized holding income (loss) of short-term investments:
Unrealized holding income (loss) of short-term investments			49,245	(2,722)	82,241
Held-to-maturity debt securities [Member]
Gain (loss) from sales of short-term investments:
Gain (loss) from sales of short-term investments			11,397		17,189
Unrealized holding income (loss) of short-term investments:
Unrealized holding income (loss) of short-term investments			184,018	14,207
Unrealized holding income of long-term investments:
Unrealized holding income of long-term investments			$ 54,795